Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Dividends

	2022	2021	2020
	RMB	RMB	RMB
Interim dividends attributable to owners of the Company for 2022 (a)	37,076	—	—

Proposed final dividends attributable to owners of the Company for 2022 (b)	40,265	—	—
Interim dividends attributable to owners of the Company for 2021 (c)	—	23,866	—
Final dividends attributable to owners of the Company for 2021 (d)	—	17,610	—
Interim dividends attributable to owners of the Company for 2020 (e)	—	—	16,000
Final dividends attributable to owners of the Company for 2020 (f)	—	—	16,000

	77,341	41,476	32,000

(a)
Interim dividends attributable to owners of the Company in respect of 2022 of RMB 0.20258 yuan (inclusive of applicable tax) per share, amounting to a total of RMB 37,076. The dividends were paid on September 20, 2022 (A shares) and October 28, 2022 (H shares).

(b)
At the 20th meeting of the 8th Board, the Board of Directors proposed final dividends attributable to owners of the Company in respect of 2022 of RMB 0.22 yuan (inclusive of applicable tax) per share amounting

to a total of RMB 40,265. These consolidated financial statements do not reflect this dividend payable as the final dividends were proposed after the reporting period and will be accounted for in equity as an appropriation of retained earnings during the year ended December 31, 2023 when approved at the forthcoming 2022 Annual General Meeting.
(c)
Interim dividends attributable to owners of the Company in respect of 2021 of RMB 0.13040 yuan (inclusive of applicable tax) per share, amounting to a total of RMB 23,866. The dividends were paid on September 17, 2021 (A shares) and October 29, 2021 (H shares).

(d)
Final dividends attributable to owners of the Company in respect of 2021 of RMB 0.09622 yuan (inclusive of applicable tax) per share, amounting to a total of RMB 17,610. The dividends approved at the 2021 Annual General Meeting held on June 9, 2022, and were paid on June 28, 2022 (A shares) and July 29, 2022 (H shares).

(e)
Interim dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan (inclusive of applicable tax) per share
,
amounting to a total of RMB 16,000. The dividends were paid on September 22, 2020 (A shares) and November 13, 2020 (H shares).

(f)
Final dividends attributable to owners of the Company in respect of 2020 of RMB 0.08742 yuan (inclusive of applicable tax) per share, amounting to a total of RMB 16,000. The dividends approved at the 2020 Annual General Meeting held on 10 June, 2021, and were paid on June 29, 2021 (A shares) and July 30, 2021 (H shares).